CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—98.8%
Communication Services—0.9%
Emerald Expositions Events, Inc.	5,749	$56
John Wiley & Sons, Inc. Class A	76,600	3,366
Scholastic Corp.	48,921	1,847

		5,269

Consumer Discretionary—11.7%
American Eagle Outfitters, Inc.	947,058	15,361
Bloomin’ Brands, Inc.	259,770	4,918
Children’s Place, Inc. (The)	226,800	17,461
Designer Brands, Inc. Class A	438,700	7,511
Lithia Motors, Inc. Class A	10,821	1,433
Movado Group, Inc.	88,706	2,205
Penske Automotive Group, Inc.	295,600	13,976
Standard Motor Products, Inc.	50,060	2,430
Tupperware Brands Corp.	19,292	306

		65,601

Consumer Staples—4.3%
Energizer Holdings, Inc.	550,935	24,010
PriceSmart, Inc.	1,663	118

		24,128

Energy—1.2%
SM Energy Co.	261,755	2,537
U.S. Silica Holdings, Inc.	419,791	4,013

		6,550

Financials—25.6%
AMERISAFE, Inc.	56,400	3,729
Artisan Partners Asset Management, Inc. Class A	67,717	1,912
Bank of Hawaii Corp.	132,411	11,378
Cathay General Bancorp	161,900	5,623
Cohen & Steers, Inc.	2,113	116
Evercore, Inc. Class A	170,945	13,693
First American Financial Corp.	382,600	22,577
First Hawaiian, Inc.	425,700	11,366
First Interstate BancSystem, Inc. Class A	178,060	7,165
Hanover Insurance Group, Inc. (The)	74,043	10,036
Horace Mann Educators Corp.	132,351	6,132
Kemper Corp.	352,029	27,441
SLM Corp.	2,431,300	21,456

	Shares	Value

Financials—continued
TrustCo Bank Corp. NY	110,922	$904

		143,528

Health Care—2.5%
Hill-Rom Holdings, Inc.	119,429	12,568
Phibro Animal Health Corp. Class A	61,241	1,306

		13,874

Industrials—20.7%
Altra Industrial Motion Corp.	61,466	1,702
Apogee Enterprises, Inc.	183,208	7,143
Columbus McKinnon Corp.	28,653	1,044
Covanta Holding Corp.	599,145	10,359
Cubic Corp.	263,526	18,560
EnerSys	96,100	6,337
EnPro Industries, Inc.	75,928	5,212
Greenbrier Cos., Inc. (The)	38,238	1,152
Herman Miller, Inc.	228,754	10,543
Interface, Inc.	212,685	3,071
Kelly Services, Inc. Class A	117,144	2,837
Kforce, Inc.	92,194	3,488
Knoll, Inc.	394,275	9,995
Korn Ferry	110,188	4,258
Lindsay Corp.	3,087	287
Matson, Inc.	44,262	1,660
Matthews International Corp. Class A	32,675	1,156
Ritchie Bros. Auctioneers, Inc.	185,852	7,416
Simpson Manufacturing Co., Inc.	4,493	312
Tennant Co.	38,063	2,691
Tetra Tech, Inc.	17,178	1,490
Valmont Industries, Inc.	28,186	3,902
Wabash National Corp.	391,970	5,688
Werner Enterprises, Inc.	165,691	5,849

		116,152

Information Technology—17.0%
AVX Corp.	161,215	2,450
Cabot Microelectronics Corp.	108,877	15,375
Cohu, Inc.	193,777	2,617
Comtech Telecommunications Corp.	195,895	6,367
Daktronics, Inc.	22,149	164
Littelfuse, Inc.	38,200	6,773
MKS Instruments, Inc.	86,100	7,945
Monolithic Power Systems, Inc.	50,700	7,890
Power Integrations, Inc.	293,432	26,535
Sabre Corp.	871,900	19,526

		95,642

	Shares	Value
Materials—3.5%
Boise Cascade Co.	86,350	$2,814
Cabot Corp.	6,729	305
Carpenter Technology Corp.	92,671	4,788
Commercial Metals Co.	198,059	3,442
Haynes International, Inc.	21,326	764
Neenah, Inc.	42,859	2,791
Sensient Technologies Corp.	70,546	4,843

		19,747

Real Estate—11.4%
Alexander & Baldwin, Inc.	257,143	6,303
American Campus Communities, Inc.	184,200	8,856
DiamondRock Hospitality Co.	383,824	3,934
Monmouth Real Estate Investment Corp.	37,601	542
Outfront Media, Inc.	372,011	10,334
Physicians Realty Trust	1,186,113	21,054
Tanger Factory Outlet Centers, Inc.	741,897	11,485
Taubman Centers, Inc.	42,469	1,734

		64,242
TOTAL COMMON STOCKS (Identified Cost $481,119)		554,733
TOTAL LONG-TERM INVESTMENTS—98.8% (Identified Cost $481,119)		554,733
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(1)	284,105	284
TOTAL SHORT-TERM INVESTMENT (Identified Cost $284)		284
TOTAL INVESTMENTS—98.9% (Identified Cost $481,403)		$555,017
Other assets and liabilities, net—1.1%		6,291

NET ASSETS—100.0%		$561,308

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$554,733	$554,733
Money Market Mutual Fund	284	284

Total Investments	$555,017	$555,017

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

CEREDEX SMALL-CAP VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

3